INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials	$ 110.8	$ 88.3
Work-in-progress	39.1	2.1
Finished goods	243.6	88.5
Project assets	12.6	25.5
Inventories - net	$ 406.1	$ 204.4